Short-term Borrowings and Current Portion of Long-term Borrowings	12 Months Ended
Dec. 31, 2018
Short-term Borrowings and Current Portion of Long-term Borrowings
Short-term Borrowings and Current Portion of Long-term Borrowings

12. Short-term Borrowings and Current Portion of Long-term Borrowings

	As of December 31,
	2017	2018
	RMB	RMB
Bank loans	100,000	130,000
Other borrowings	66,209	—
Current portion of long-term borrowings (Note 13)	11,065	4,324
	177,274	134,324

In May 2017, the subsidiary entered into an amendment to the facility agreement with SPD Silicon Valley Bank Co., Ltd (“SPD”). Pursuant to the amendment, the facility in the amount of RMB50,000 was extended for one year with an interest rate of 7.35% per annum and matured in May 2018. In May 2018, the subsidiary repaid RMB50,000 under this facility, and concurrently entered into an amended facility agreement with SPD to extend the facility to August 2018. In August 2018, the subsidiary repaid RMB50,000 under this facility, and concurrently entered into an amended facility agreement with SPD to extend the facility for one year. In addition, RMB250,899 of inventories and RMB14,122 of equipment in 2018 compared to RMB250,899 of inventories and RMB11,753 of equipment in 2017 were pledged to SPD as collateral and a guarantee provided by the Company’s wholly-owned subsidiary in HK and the Company. Both of the original facility and amended facility agreements contain certain financial and nonfinancial covenants. As of December 31, 2017 and 2018, the Group met the financial covenants. As of December 31, 2017 and 2018, the outstanding balances of the short-term of the facilities were both RMB50,000.

In May 2017, a subsidiary of the Company's VIE entered into a short-term borrowing agreement to borrow RMB45,000 from a non-financial institution at an interest rate of 9.35% per annum. The borrowing is payable in five monthly instalments starting in May 2017. The borrowing is guaranteed by the Company's VIE. In August 2017, the agreement was extended to 2018. During 2017, RMB14,000 was repaid and RMB31,000 was outstanding as of December 31, 2017. The remaining balance was paid off in April 2018.

In December 2017, a subsidiary of the Group entered into loan agreement with Shanghai Pudong Development Bank Co., Ltd. to finance its working capital. The loan amounts was RMB50,000 with an interest rate of 4.35% per annum and a maturity term of one year. A restricted cash deposit of RMB55,214 was deposited to the bank for this borrowing. The loan was repaid in December 2018 and the cash deposit amounting to RMB55,214 became unrestricted following the loan settlement.

During 2017, one of the Group’s subsidiaries entered into an agreement with third party non-financial institution that permits the subsidiary to borrow short-term borrowings at the interest rates from 9% to 10%.  For the year ended December 31, 2017, the Company borrowed RMB78,409 under this agreement, among which, RMB35,209 was outstanding as of December 31, 2017 with the accounts receivable of RMB35,209 pledged to the third party as collateral. In February 2018, the subsidiary repaid RMB35,209. During 2018, the subsidiary entered into two more agreements with the third party non-financial institution that permits the subsidiary to borrow short-term borrowings at the interest rates of 10%. The subsidiary received RMB15,000 and RMB20,410 in June 2018 and August 2018, respectively. The accounts receivables of RMB15,000 and RMB20,410 were pledged to the third party as collaterals, the subsidiary repaid this borrowing in August 2018 and October 2018, respectively. No balance is outstanding as of December 31, 2018.

In December 2018, a subsidiary of the Group entered into loan agreement with Shanghai Pudong Development Bank Co., Ltd. and borrowed RMB80,000 with an interest rate of 4.35% per annum, a maturing term of one year. A restricted cash deposit of RMB89,222 was deposited to the bank for this borrowing.